UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                   REPORT FOR THE QUARTER ENDED JUNE 30, 2009

                           Check here if Amendment |_|

                         This Amendment (check only one)
                              |_| is a restatement
                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor, New York, New York 10022

Form 13F File Number: 28-12497
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:  Spencer M. Waxman
Title: Managing Member
Phone: (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer M. Waxman
--------------------------------
New York, New York
August 13, 2009

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                       1
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:         $ 97,123 (in thousands)
List of Other Included Managers:

No.                    Name                       Form 13F File Number
---                    ----                       --------------------

01      Shannon River Capital Management, LLC           28-12497

                           FORM 13F INFORMATION TABLE
                            ------------------------

Name of Reporting Manager: Shannon River Fund Management Co., LLC                                                     (SEC USE ONLY)
Name of Manager No. 1: Shannon River Capital Management, LLC

      Column 1:            Column 2:   Column 3:   Column 4:            Column 5:     Column 6:   Column 7:         Column 8:

   Name of Issuer          Title of     CUSIP    Fair Market  Shares or   SH/   Put/  Investment   Other        Voting Authority
                             Class      Number      Value     Principal   PRN   Call  discretion  Managers
                                                    (in        Amount
                                                 thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Sole    Shared   None
Abovenet Inc.                 COM      00374N107     6,504       80,322    SH           OTHER        01      80,322
Activision Blizzard Inc.      COM      00507V109     1,263      100,000    SH           OTHER        01     100,000
Alcatel-Lucent             SPONSORED   013904305     2,480    1,000,000    SH           OTHER        01   1,000,000
                              ADR
Amazon Corp.                  COM      023135106     2,092       25,000    SH           OTHER        01      25,000
Answers Corp.                 COM      03662X100      348        43,235    SH           OTHER        01      43,235
Carnival Corp.                COM      143658300     3,060      118,750    SH           OTHER        01     118,750
Cavium Networks, Inc.         COM      14965A101     4,707      280,000    SH           OTHER        01     280,000
Corning Inc.                  COM      219350105     8,030      500,000    SH           OTHER        01     500,000
Ctrip.com                     ADR      22343F100     1,158       25,000    SH           OTHER        01      25,000
International, Ltd.
DG Fastchannel Inc.           COM      23326R109      366        20,000    SH           OTHER        01      20,000
Direxion Shares ETF           ETF      25459W607     3,029      650,000    SH           OTHER        01     650,000
Trust Financial Bear 3X
Shares
Dolan Media Co.               COM      25659P402     5,116      400,000    SH           OTHER        01     400,000
Elbit Systems Ltd.            COM      M3760D101      371         6,000    SH           OTHER        01       6,000
Entegris Inc.                 COM      29362U104     3,462    1,272,884    SH           OTHER        01   1,272,884
Expedia Inc.                  COM      30212P105      302        20,000    SH           OTHER        01      20,000
Hewlett-Packard Co.           COM      428236103     3,865      100,000    SH           OTHER        01     100,000
Hollywood Media Corp.         COM      436233100     4,904    3,123,860    SH           OTHER        01   3,123,860
Imax Corp.                    COM      45245E109     1,015      125,000    SH           OTHER        01     125,000
Information Services          WTS      45675Y112       7        104,800    SH   CALL    OTHER        01     104,800
Group
Internet Brands, Inc.     COM CLASS A  460608102     4,286      612,300    SH           OTHER        01     612,300
I2 Technologies Inc.          COM      465754208     2,792      222,501    SH           OTHER        01     222,501
Limelight Networks, Inc.      COM      53261M104     1,219      277,147    SH           OTHER        01     277,147
Liveperson Inc.               COM      538146101     5,503    1,375,682    SH           OTHER        01   1,375,682
MDC Partners Inc.         COM CLASS A  552697104     1,603      290,887    SH           OTHER        01     290,887
Priceline.com Inc.            COM      741503403     2,789       25,000    SH           OTHER        01      25,000
S1 Corp.                      COM      78463B101     3,939      569,200    SH           OTHER        01     569,200
Scientific Games Corp.    COM CLASS A  80874P109     4,711      298,940    SH           OTHER        01     298,940
Skillsoft PLC             COM SPON ADR 830928107     3,814      488,953    SH           OTHER        01     488,953
Sotheby's                 COM CLASS A  835898107     3,189      226,000    SH           OTHER        01     226,000
Tradestation Group Inc.       COM      89267P105     1,168      138,100    SH           OTHER        01     138,000
Voltaire Ltd.                 COM      M97613109     2,190      599,900    SH           OTHER        01     599,900
Volterra Semiconductor        COM      928708106     1,577      120,000    SH           OTHER        01     120,000
Corp.
Yahoo! Inc.                   COM      984332106     6,264      400,000    SH           OTHER        01     400,000

GRAND TOTAL                                         97,123   13,639,461